Tax expense - Summary of deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Tax Expenses [Abstract]
Deferred tax assets	€ 1,927	€ 1,096	[1]
Deferred tax liabilities	(4,374)	(801)	[1]
Total Net deferred tax (liabilities)/assets	€ (2,447)	€ 295

[1]	Refer to Note 3, Scope of consolidation